Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
December 31, 2019

Rights of use lease assets	$245,982

Operating lease liabilities, current	$210,219
Operating lease liabilities, noncurrent	41,363
Total operating lease liabilities	$251,582

Schedule of maturities of lease liabilities
2020	$217,644
2021	41,626
Total lease payments	259,270
Less: imputed interest	(7,688)
Present value of lease liabilities	$251,582

Schedule of future minimum capital commitment
Twelve months ending December 31,	Minimum capital commitment
2020	154,530
$154,530